Document And Entity Information	Mar. 05, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2025
Entity Registrant Name	ACRES Commercial Realty Corp.
Entity Central Index Key	0001332551
Entity Emerging Growth Company	false
Entity File Number	1-32733
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-2287134
Entity Address, Address Line One	390 RXR Plaza
Entity Address, City or Town	Uniondale
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11556
City Area Code	516
Local Phone Number	535-0015
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Series C Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	8.625% Fixed-to-Floating Series C Cumulative Redeemable Preferred Stock
Trading Symbol	ACRPrC
Security Exchange Name	NYSE
Series D Preferred Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	7.875% Series D Cumulative Redeemable Preferred Stock
Trading Symbol	ACRPrD
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ACR
Security Exchange Name	NYSE